Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-11 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWJP Past 1 year	IXWJP Past 5 years	IXWJP Past 10 years
Total	28.03%	13.42%	13.42%	25.06%	10.64%	10.92%	17.51%	9.94%	10.33%	28.71%	18.47%	16.55%	26.69%	16.78%	15.16%